August 29, 2019

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (“Registrant”)

Post-Effective Amendment No. 6 to Registration Statement on Form N-6
Prospectus Title: Strategic Group Variable Universal Life® II (“GVUL II”)

File Nos. 333-206438, 811-08075

Dear Sir or Madam:

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 referenced above (the “New GVUL II”)

The purpose of this filing is to reflect (1) changes to the cost of insurance charge and Spouse Level Term Insurance Rider charge as a result of the implementation of the 2017 Commissioners’ Standard Ordinary (80) Ultimate, Composite, Age Last Birthday Mortality Table for policies issued after December 31, 2019 and (2) certain other nonmaterial changes.

The Depositor and the Registrant respectfully request selective review of Post-Effective Amendment No. 6 in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

In support of this request, the Depositor and Registrant note that the Staff reviewed the disclosures in the prospectus and Statement of Additional Information (“SAI”) for GVUL II in the Initial Registration Statement on Form N-6 filed on August 17, 2015 (as amended by Pre-Effective Amendment No. 1 filed on November 20, 2015 and Pre-Effective Amendment No. 2 filed on December 15, 2015) and declared effective on December 18, 2015. Subsequent post-effective amendments have been filed, the most recent being Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for GVUL II filed on May 22, 2019 (the “Existing GVUL II”).

In the new few days, I will provide the Staff with a copy of the enclosed supplement, as well as a copy of the prospectus and SAI with the changes from the enclosed supplement incorporated, each marked to indicate the differences between the New GVUL II and the Existing GVUL II. Please note that the prospectus does not have the changes from our most recent supplemental filing (Post-Effective Amendment No. 5) incorporated; however, these changes relate solely to the Oppenheimer-Invesco merger and do not affect any areas being changed by this Post-Effective Amendment No. 6.

These changes are primarily related to the upcoming deadline for discontinuing the use of the 2001 actuarial mortality tables to determine certain rates and non-forfeiture values for life insurance products. For GVUL II policies issued on or before December 31, 2019, the maximum cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary (80) Ultimate, Composite, Age Last Birthday Mortality Table (the “2001 CSO”). For policies issued after December 31, 2019, the maximum cost of insurance rates will be based on the 2017 Commissioners’ Standard Ordinary (80) Ultimate, Composite, Age Last Birthday Mortality Table (the “2017 CSO”). In connection with the change to use the 2017 CSO, certain other fees and charges will change as reflected below.

The material differences are as follows:

1.	The maximum cost of insurance rates will be based on the 2017 CSO for New GVUL II policies issued after December 31, 2019.
2.	The maximum monthly charge rates for the Spouse Level Term Insurance Rider will be based on the 2017 CSO for New GVUL II policies issued after December 31, 2019.
3.	The minimum death benefit percentages used in the Cash Value Accumulation Test will differ for New GVUL II policies issued after December 31, 2019.

In addition to the above, certain additional stylistic, editorial, and updating changes (including to calculations and examples affected by the above changes) have been made to the New GVUL II.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate your review of this filing. I may be reached at (413) 744-6240 or gmurtagh@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Head of MMUS Product and Operations Law

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.